Long-Term Debt - Additional Information - Revolvers (Detail)	9 Months Ended
	Sep. 30, 2016 USD ($) Debt_Instruments CreditFacility Vessel	Nov. 16, 2016 USD ($)	Nov. 15, 2016 USD ($)
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	2.80%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	3
Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	1
Revolving Credit Facility [Member] | Line of Credit [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Borrowings provided under revolving credit facilities		$ 170,000,000	$ 150,000,000
Line of Credit [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers, remainder of 2016	$ 6,100,000
Reduction in the total amount available under revolvers, 2017	178,200,000
Reduction in the total amount available under revolvers, 2018	$ 253,700,000
Months required to repay all borrowings	P12M
Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	2
Borrowings provided under revolving credit facilities	$ 438,000,000
Undrawn amount of revolving credit facilities	$ 47,400,000
Line of Credit [Member] | Revolving Credit Facility [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	0.55%
Line of Credit [Member] | Revolving Credit Facility [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on Debt	1.50%
Unsecured Debt [Member]
Debt Instrument [Line Items]
Number of credit facilities | Debt_Instruments	1
Secured Debt [Member]
Debt Instrument [Line Items]
Number of credit facilities | Debt_Instruments	2
Collateral, number of vessels | Vessel	4